Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss
Net income	$ (2,113)	$ (13,078)	$ (9,104)	$ (25,429)	$ (38,905)	$ (41,734)
Currency translation adjustment	57	(31)	(172)	(92)	(311)	1
Comprehensive loss	$ (2,056)	$ (13,109)	$ (9,276)	$ (25,521)	$ (39,216)	$ (41,733)